Employees Benefits (Post-Employment) - Disclosure of Effect of Basis Points Change in the Assumed Discount Rate and Medical Cost (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Actuarial assumption of discount rates [member] | Pension Benefits [member] | Increase In Basis Points [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Pension Obligation	$ (3,195)	$ (1,714)
Current Service cost and interest cost	16	13
Actuarial assumption of discount rates [member] | Pension Benefits [member] | Decrease In Basis Points [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Pension Obligation	4,444	3,889
Current Service cost and interest cost	91	140
Actuarial assumption of discount rates [member] | Medical Benefits [member] | Increase In Basis Points [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Pension Obligation	(1,623)	(1,498)
Current Service cost and interest cost	(70)	(74)
Actuarial assumption of discount rates [member] | Medical Benefits [member] | Decrease In Basis Points [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Pension Obligation	2,073	1,869
Current Service cost and interest cost	86	89
Actuarial assumption of medical cost trend rates [member] | Medical Benefits [member] | Increase In Basis Points [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Pension Obligation	2,063	1,994
Current Service cost and interest cost	228	248
Actuarial assumption of medical cost trend rates [member] | Medical Benefits [member] | Decrease In Basis Points [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Pension Obligation	(1,171)	(1,005)
Current Service cost and interest cost	$ (121)	$ (117)